BUSINESS CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplier Concentration Risk
Concentration Risk	98.00%	87.00%	76.00%	95.00%	93.00%
Customer Revenue Concentration Risk
Concentration Risk	62.00%	36.00%	28.00%
Customer Deferred Revenue Concentration Risk
Concentration Risk			98.00%